Insurance and reinsurance contracts - Analysis of movements in insurance and reinsurance contract balances by measurement component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	$ 1,313	$ (1,148)
Opening liabilities	147,565	139,839
Net liabilities (assets) at 1 Jan	146,252	138,691
Changes that relate to future service
Changes in estimates that adjust the CSM	0
Changes in estimates that result in losses or reversal of losses on onerous contracts	11	124
New contracts in the year	12	7
Total changes that relate to future service	23	131
Changes that relate to current service
Release of CSM to profit or loss	(2,438)	(2,286)
Release of risk adjustment to profit or loss	(272)	(257)
Experience adjustments	(145)	(153)
Total changes that relate to current service	(2,855)	(2,696)
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(4)	(30)
Insurance service result	(2,836)	(2,595)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	337	295
Other net finance (income) expense	14,275	3,859
Total net finance (income) expense from insurance and reinsurance contracts	14,612	4,154
Total amount recognised in income statement	11,776	1,559
Effect of movements in exchange rates	3,936	(1,763)
Total amount recognised in comprehensive income	15,712	(204)
Cash flows
Premiums received net of ceding commissions paid	28,059	24,283
Insurance acquisition cash flows	(5,004)	(4,798)
Claims and other insurance service expenses net of recoveries from reinsurance received	(12,167)	(11,427)
Total cash flows	10,888	8,058
Other changes note (iii)	(122)	(293)
Closing assets	1,768	1,313
Closing liabilities	174,498	147,565
Net liabilities (assets) at 31 Dec	172,730	146,252
Insurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	4,566	(3,952)
Opening liabilities	127,942	120,115
Net liabilities (assets) at 1 Jan	123,376	116,163
Changes that relate to future service
Changes in estimates that adjust the CSM	(2,038)	(178)
Changes in estimates that result in losses or reversal of losses on onerous contracts	7	100
New contracts in the year	(2,770)	(2,709)
Total changes that relate to future service	(4,801)	(2,787)
Changes that relate to current service
Experience adjustments	(145)	(153)
Total changes that relate to current service	(145)	(153)
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(4)	(34)
Insurance service result	(4,950)	(2,974)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(4)	(24)
Other net finance (income) expense	14,215	3,849
Total net finance (income) expense from insurance and reinsurance contracts	14,211	3,825
Total amount recognised in income statement	9,261	851
Effect of movements in exchange rates	3,287	(1,423)
Total amount recognised in comprehensive income	12,548	(572)
Cash flows
Premiums received net of ceding commissions paid	28,059	24,283
Insurance acquisition cash flows	(5,004)	(4,798)
Claims and other insurance service expenses net of recoveries from reinsurance received	(12,167)	(11,427)
Total cash flows	10,888	8,058
Other changes note (iii)	(122)	(273)
Closing assets	5,326	4,566
Closing liabilities	152,016	127,942
Net liabilities (assets) at 31 Dec	146,690	123,376
Insurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(791)	631
Opening liabilities	1,655	1,713
Net liabilities (assets) at 1 Jan	2,446	2,344
Changes that relate to future service
Changes in estimates that adjust the CSM	83	25
Changes in estimates that result in losses or reversal of losses on onerous contracts	4	24
New contracts in the year	309	315
Total changes that relate to future service	396	364
Changes that relate to current service
Release of risk adjustment to profit or loss	(272)	(257)
Total changes that relate to current service	(272)	(257)
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims		4
Insurance service result	124	111
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	45	49
Other net finance (income) expense	99	3
Total net finance (income) expense from insurance and reinsurance contracts	144	52
Total amount recognised in income statement	268	163
Effect of movements in exchange rates	86	(41)
Total amount recognised in comprehensive income	354	122
Cash flows
Other changes note (iii)	0	(20)
Closing assets	(894)	(791)
Closing liabilities	1,906	1,655
Net liabilities (assets) at 31 Dec	2,800	2,446
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(2,462)	2,173
Opening liabilities	17,968	18,011
Net liabilities (assets) at 1 Jan	20,430	20,184
Changes that relate to future service
Changes in estimates that adjust the CSM	1,955	153
New contracts in the year	2,473	2,401
Total changes that relate to future service	4,428	2,554
Changes that relate to current service
Release of CSM to profit or loss	(2,438)	(2,286)
Total changes that relate to current service	(2,438)	(2,286)
Changes that relate to past service
Insurance service result	1,990	268
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	296	270
Other net finance (income) expense	(39)	7
Total net finance (income) expense from insurance and reinsurance contracts	257	277
Total amount recognised in income statement	2,247	545
Effect of movements in exchange rates	563	(299)
Total amount recognised in comprehensive income	2,810	246
Cash flows
Closing assets	(2,664)	(2,462)
Closing liabilities	20,576	17,968
Net liabilities (assets) at 31 Dec	23,240	20,430
Reinsurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	3,390	(2,426)
Opening liabilities	536	1,151
Net liabilities (assets) at 1 Jan	(2,854)	(1,275)
Changes that relate to future service
Changes in estimates that adjust the CSM	0
Changes in estimates that result in losses or reversal of losses on onerous contracts	(11)	49
New contracts in the year	(2)	(1)
Total changes that relate to future service	(13)	48
Changes that relate to current service
Release of CSM to profit or loss	102	159
Release of risk adjustment to profit or loss	19	16
Experience adjustments	140	112
Total changes that relate to current service	261	287
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(36)	(33)
Insurance service result	212	302
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(151)	(109)
Other net finance (income) expense	310	447
Total net finance (income) expense from insurance and reinsurance contracts	159	338
Total amount recognised in income statement	371	640
Effect of movements in exchange rates	(45)	9
Total amount recognised in comprehensive income	326	649
Cash flows
Premiums received net of ceding commissions paid	(1,403)	(2,837)
Reinsurance, premiums received net of ceding commissions paid	(1,403)	(2,837)
Insurance acquisition cash flows	0
Claims and other insurance service expenses net of recoveries from reinsurance received	1,165	612
Claims and other insurance service expenses net of recoveries from reinsurance received	1,165	612
Total cash flows	(238)	(2,225)
Other changes note (iii)	0	(3)
Closing assets	3,406	3,390
Closing liabilities	640	536
Net liabilities (assets) at 31 Dec	(2,766)	(2,854)
Reinsurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	2,624	(1,175)
Opening liabilities	423	1,182
Net liabilities (assets) at 1 Jan	(2,201)	7
Changes that relate to future service
Changes in estimates that adjust the CSM	89	(475)
Changes in estimates that result in losses or reversal of losses on onerous contracts	(11)	49
New contracts in the year	85	(10)
Total changes that relate to future service	163	(436)
Changes that relate to current service
Experience adjustments	140	112
Total changes that relate to current service	140	112
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(35)	(33)
Insurance service result	268	(357)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(114)	(73)
Other net finance (income) expense	331	435
Total net finance (income) expense from insurance and reinsurance contracts	217	362
Total amount recognised in income statement	485	5
Effect of movements in exchange rates	(59)	15
Total amount recognised in comprehensive income	426	20
Cash flows
Reinsurance, premiums received net of ceding commissions paid	(1,403)	(2,837)
Claims and other insurance service expenses net of recoveries from reinsurance received	1,165	612
Total cash flows	(238)	(2,225)
Other changes note (iii)	0	(3)
Closing assets	2,575	2,624
Closing liabilities	562	423
Net liabilities (assets) at 31 Dec	(2,013)	(2,201)
Reinsurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	99	84
Opening liabilities	(44)	(21)
Net liabilities (assets) at 1 Jan	(143)	63
Changes that relate to future service
Changes in estimates that adjust the CSM	(42)	(216)
New contracts in the year	(16)	(5)
Total changes that relate to future service	(58)	(221)
Changes that relate to current service
Release of risk adjustment to profit or loss	19	16
Total changes that relate to current service	19	16
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(1)
Insurance service result	(40)	(205)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(7)	(6)
Other net finance (income) expense	(17)	5
Total net finance (income) expense from insurance and reinsurance contracts	(24)	(1)
Total amount recognised in income statement	(64)	(206)
Effect of movements in exchange rates	(2)
Total amount recognised in comprehensive income	(66)	(206)
Cash flows
Closing assets	171	99
Closing liabilities	(38)	(44)
Net liabilities (assets) at 31 Dec	(209)	(143)
Reinsurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	667	(1,335)
Opening liabilities	157	(10)
Net liabilities (assets) at 1 Jan	(510)	(1,345)
Changes that relate to future service
Changes in estimates that adjust the CSM	(47)	691
New contracts in the year	(71)	14
Total changes that relate to future service	(118)	705
Changes that relate to current service
Release of CSM to profit or loss	102	159
Total changes that relate to current service	102	159
Changes that relate to past service
Insurance service result	(16)	864
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(30)	(30)
Other net finance (income) expense	(4)	7
Total net finance (income) expense from insurance and reinsurance contracts	(34)	(23)
Total amount recognised in income statement	(50)	841
Effect of movements in exchange rates	16	(6)
Total amount recognised in comprehensive income	(34)	835
Cash flows
Closing assets	660	667
Closing liabilities	116	157
Net liabilities (assets) at 31 Dec	$ (544)	$ (510)